Note 17 - Stock-based Compensation Plans (Details Textual) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Jan. 31, 2020	Jan. 31, 2019	Jan. 31, 2018
Deferred Tax Assets, Tax Deferred Expense, Compensation and Benefits, Share-based Compensation Cost	$ 700	$ 600
Share-based Payment Arrangement, Exercise of Option, Tax Benefit	$ 100	$ 200
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number, Ending Balance	1,127,822	879,338	657,209
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	367,173	272,144	274,500
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value	$ 8.99	$ 7.10	$ 5.26
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period, Intrinsic Value	$ 2,000	$ 800	$ 2,500
Share-based Payment Arrangement, Option [Member]
Share-based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Amount, Total	$ 3,500
Share-based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Period for Recognition	2 years 292 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested in Period, Fair Value	$ 1,900
Performance Shares [Member]
Share-based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Amount, Total	$ 2,700
Share-based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Period for Recognition	1 year 182 days
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period, Fair Value	$ 2,600
Restricted Stock Units (RSUs) [Member]
Share-based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Amount, Total	$ 1,300
Share-based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Period for Recognition	1 year 255 days
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period, Fair Value	$ 1,100
Option Granted Outside of Shareholder-approved Stock Option Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number, Ending Balance	1,021,322
Option Granted Outside of Shareholder-approved Stock Option Plan [Member] | Share-based Payment Arrangement, Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant	3,661,684
Outside of Shareholder-approved Stock Option Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number, Ending Balance	106,500
Deferred Share Unit Plan [Member]
Share-based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Amount, Total	$ 0	$ 0
Deferred Share Units Outstanding Number	251,422	277,390
Deferred Compensation Share-based Arrangements, Liability, Current and Noncurrent	$ 11,300	$ 8,600
Deferred Share Units Grants In Period	25,373
Deferred Share Units Redeemed and Settled in Cash	51,341
Deferred Share Units Compensation Expense	$ 5,000	2,200	2,300
Cash-Settled Restricted Share Unit [Member]
Share-based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Amount, Total	1,100	800
Deferred Compensation Share-based Arrangements, Liability, Current and Noncurrent	800	600
Cash Settled Restricted Share Units Compensation Expense	$ 900	$ 800	$ 1,000